Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000224810 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224810 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224810 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224810 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224810 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224810 | Synopsys
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224810 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224810 | IDEX
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224810 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224810 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000224810 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000224810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000224810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000224810 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224810 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224810 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224811 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224811 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224811 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224811 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224811 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224811 | Synopsys
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224811 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224811 | IDEX
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224811 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224811 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000224811 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000224811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000224811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000224811 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224811 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224811 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%